Commitments and Contingencies (Narrative) (Details) $ in Thousands		2 Months Ended	12 Months Ended
	Feb. 29, 2016 USD ($)	Feb. 29, 2016 USD ($)	Dec. 31, 2015 USD ($) store item	Dec. 31, 2014 USD ($)
Other Commitments [Line Items]
Number of Stores | store			15
Number of board members that are partners in leased property | item			2
Operating Leases, Rent Expense, Net			$ 732	$ 718
Purchases of premises and equipment			$ 951	597
Owned Properties [Member]
Other Commitments [Line Items]
Number of Stores | store			11
Subsequent Event [Member]
Other Commitments [Line Items]
Purchases of premises and equipment		$ 4,100
Director [Member]
Other Commitments [Line Items]
Operating Leases, Rent Expense, Net			$ 400
Lessee Leasing Arrangements, Operating Leases, Term of Contract			5 years
Director [Member] | Maximum [Member]
Other Commitments [Line Items]
Lessee Leasing Arrangements, Operating Leases, Annual increase, Percentage			1.50%
Commitments to Extend Credit [Member]
Other Commitments [Line Items]
Other Commitment			$ 138,300	150,900
Commitments expire within one year			51,300	74,100
Standby Letters of Credit [Member]
Other Commitments [Line Items]
Other Commitment			$ 1,800	$ 1,500
One year or less period [Member] | Subsequent Event [Member]
Other Commitments [Line Items]
Increase (decrease) in operating leases obligations	$ (355)
One to three years period [Member] | Subsequent Event [Member]
Other Commitments [Line Items]
Increase (decrease) in operating leases obligations	$ (830)
Operating Leases [Member]
Other Commitments [Line Items]
Number of Stores | store			4